Operating Income (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Operating Income
The operating income is broken down in the following manner:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Revenues	—	—	—
Research tax credit	9,330	11,034	9,770
Subsidies	271	152	—
Other operating income	2,308	3,351	3,369

Total	11,909	14,537	13,139